Segment Information - Main Products and Service Revenues (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Disclosure Of Products And Services [Line Items]
Revenues	$ 216,739	$ 7,053	$ 210,478	$ 207,609
Consumer Business [Member]
Disclosure Of Products And Services [Line Items]
Revenues	132,063		129,912	126,064
Enterprise Business [Member]
Disclosure Of Products And Services [Line Items]
Revenues	72,152		69,258	70,229
International Business [Member]
Disclosure Of Products And Services [Line Items]
Revenues	7,189		6,122	6,094
Others [Member]
Disclosure Of Products And Services [Line Items]
Revenues	5,335		5,186	5,222
Fixed-line services [Member] | Consumer Business [Member]
Disclosure Of Products And Services [Line Items]
Revenues	42,766		42,277	42,171
Fixed-line services [Member] | Enterprise Business [Member]
Disclosure Of Products And Services [Line Items]
Revenues	34,537		34,712	34,529
Fixed-line services [Member] | International Business [Member]
Disclosure Of Products And Services [Line Items]
Revenues	5,063		5,008	4,692
Sales [Member] | Consumer Business [Member]
Disclosure Of Products And Services [Line Items]
Revenues	35,172		36,145	33,167
Sales [Member] | Others [Member]
Disclosure Of Products And Services [Line Items]
Revenues	4,553		4,335	4,313
Project Business [Member] | Enterprise Business [Member]
Disclosure Of Products And Services [Line Items]
Revenues	24,248		22,299	24,073
Project Business [Member] | International Business [Member]
Disclosure Of Products And Services [Line Items]
Revenues	1,506		679	772
Mobile Services [Member] | Consumer Business [Member]
Disclosure Of Products And Services [Line Items]
Revenues	51,821		49,043	48,183
Mobile Services [Member] | Enterprise Business [Member]
Disclosure Of Products And Services [Line Items]
Revenues	8,942		8,446	8,190
Others [Member] | Consumer Business [Member]
Disclosure Of Products And Services [Line Items]
Revenues	2,304		2,447	2,543
Others [Member] | Enterprise Business [Member]
Disclosure Of Products And Services [Line Items]
Revenues	4,425		3,801	3,437
Others [Member] | International Business [Member]
Disclosure Of Products And Services [Line Items]
Revenues	620		435	630
Others [Member] | Others [Member]
Disclosure Of Products And Services [Line Items]
Revenues	$ 782		$ 851	$ 909